Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating leases
Lease revenue	€ 423	€ 463	€ 673
Income from leases not recognised as revenue	36	38	37
Committed operating lease payments due to the Group as a lessor	433	491	444
Within one year
Operating leases
Committed operating lease payments due to the Group as a lessor	261	296	275
In one to two years
Operating leases
Committed operating lease payments due to the Group as a lessor	98	121	114
In two to three years
Operating leases
Committed operating lease payments due to the Group as a lessor	31	29	30
In three to four years
Operating leases
Committed operating lease payments due to the Group as a lessor	18	16	14
In four to five years
Operating leases
Committed operating lease payments due to the Group as a lessor	11	9	7
In more than five years
Operating leases
Committed operating lease payments due to the Group as a lessor	€ 14	€ 20	€ 4